Equity-settled share-based payments - Key Grant Date Fair Value and Other Assumptions (Details) - $ / shares	Apr. 19, 2025	Mar. 20, 2025	Apr. 19, 2024	Mar. 15, 2024	Apr. 20, 2023	Mar. 17, 2023
Share-Based Payment Arrangements [Abstract]
Grant date, fair value (USD per share)	$ 10.70	$ 10.79	$ 10.90	$ 10.07	$ 8.12	$ 7.44